Nature of Business and Organization	12 Months Ended
Dec. 31, 2022
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Powerbridge Technologies Co., Ltd. (“Powerbridge” or the “Company”), is a company that was established under the laws of the Cayman Islands on July 27, 2018 as a holding company. The Company, through its subsidiaries (collectively the “Company”), is a provider of software application and technology services to corporate and government customers engaged in global trade. Mr. Stewart Lor, the Company’s Chairman of the Board and Chief Executive Officer (“CEO”), together with his brother, Mr. Ban Lor, are the ultimate Controlling Shareholders of the Company.

Initial Public Offering

On April 4, 2019, the Company consummated its initial public offering (“IPO”) of 2,012,500 Ordinary Shares at a price of $5.00 per shares including the exercise in full of the underwriters’ over-allotment option of 262,500 ordinary shares at IPO price of $5.00 per share. The gross proceeds from the IPO were $10,062,500 and the net proceeds was $8,021,987. As a result of the IPO, the Ordinary Shares now trade on the Nasdaq Capital Market under the symbol “PBTS.”

COVID-19

The COVID-19 pandemic has caused disruptions to our operations starting in December 2019. During the first quarter of 2020, our operations were closed in February due to China government mandates and we moved quickly to transition our colleague base to a fully remote working environment in all our locations. At the beginning of March 2020, substantially all of our employee were back to work in our offices. The ongoing COVID-19 pandemic not only adversely impacted our operations but business of our customers. We experienced delayed customer payments and rescheduled customer orders, which adversely impacts the Company’s results of operations, cash flows and financial position. During 2022, our business continued to be adversely impacted by the COVID-19 pandemic. Specifically, a new COVID-19 subvariant (Omicron) outbreak hit China in March 2022, spreading more quickly and easily than previous strains. As a result, a new round of lockdowns, quarantines, or travel restrictions has been imposed upon different provinces or cities in China by the relevant local government authorities. The lockdowns and quarantines delayed our existing project progress and adversely impacted our revenue. Meanwhile, the government had to cut back on fixed assets investment due to large public health expenditures, which in turn reduced new project gaining and had adverse impact on revenue. On December 7, 2022, China announced 10 new rules that constitute a relaxation of almost all of its stringent COVID-19 pandemic control measures. Shortly after their announcement, additional mobility restrictions issued by local governments were also scrapped. While such measures effectively reopened business within China, COVID-19’s continued existence may have significant and still not well-understood impacts on our industry.

The extent of the impact on our future financial results will be dependent on future developments such as the length and severity of the crisis, the potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable. The Company continues taking actions to help mitigate, as best we can, the impact of the COVID-19 pandemic on the health and well-being of our employees, the communities in which we operate and our partners, as well as the impact on our operations and business as a whole.

Reorganization

A reorganization of the Company’s legal structure was completed on August 27, 2018. The reorganization involved the incorporation of Powerbridge, a Cayman Islands holding company, and its wholly owned subsidiaries, Powerbridge Holdings Co., Limited (“Powerbridge HK”), a holding company incorporated on July 27, 2018 under the laws of Hong Kong; and the transfer of all equity ownership of Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”) to Powerbridge HK from the former shareholders of Powerbridge Zhuhai through an investment holding company. In consideration of the transfer, the Company issued 11,508,747 shares of the Company with par value 0.001 per share to the former shareholders of Powerbridge Zhuhai. On February 10, 2019, the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 1-0.6. After the reverse stock split, the Company’s authorized number of Ordinary Shares was 300,000,000 shares with par value of $0.00166667 per share and 6,905,248 shares were issued and outstanding immediately after the reverse stock split. The Company has retroactively adjusted all shares and per share data for all the periods presented.

Prior to the reorganization, Powerbridge Zhuhai’s equity interests were held by the former shareholders through an investment holding company, of which the Controlling Shareholders owned 84.9% of equity interest of Powerbridge Zhuhai. Powerbridge Zhuhai was incorporated on October 30, 1997 in Zhuhai, Guangdong province under the laws of the People’s Republic of China (the “PRC” or “China”). Powerbridge Zhuhai is an operating subsidiary that provides global trade software application and technology services to corporate and government customers located in the PRC. Beijing Powerbridge Technology Co., Ltd. (“Powerbridge Beijing”), a company conducting engineering and IT research and development activities, was incorporated on September 28, 2017 in Beijing under the laws of PRC, with Powerbridge Zhuhai owning 55% and Mr. Tianfei Feng owning 45% of equity interest. Since inception, Powerbridge Zhuhai and Mr. Tianfei Feng have only made nominal investments in Powerbridge Beijing and no substantial business operations have occurred; as a result, Powerbridge Zhuhai and Mr. Tianfei Feng agreed to deregister the entity. Mr. Tianfei Feng later became the Company’s Chief Research and Development Officer and the technology research and development activities originally conducted in Powerbridge Beijing are now conducted through the Beijing branch of Powerbridge Zhuhai. Powerbridge Beijing was deregistered on October 25, 2018.

On August 7, 2018, the former shareholders transferred their 100% ownership interest in Powerbridge Zhuhai to Powerbridge HK, which is 100% owned by Powerbridge. After the reorganization, Powerbridge owns 100% equity interests of Powerbridge HK and Powerbridge Zhuhai. All shareholders have the same ownership interest in Powerbridge as in Powerbridge Zhuhai prior to the reorganization.

Since the Company and its subsidiaries are effectively controlled by the same group of the shareholders before and after the reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the consolidated financial statements.

As of December 31, 2022, the details of the Company’s principal subsidiaries are as follows:

Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Powerbridge Holding Limited (“Powerbridge HK”, formerly known as “Powerbridge Technologies Co., Limited.”) (1)	100% by Powerbridge	July 27, 2018	Hong Kong, PRC	Investment holding
Hongding Technology Co., Ltd (“Hongding”)	100% by Powerbridge	July 28, 2020	Hong Kong, PRC	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”)	100% by Powerbridge	October 1, 2021	Singapore	Management consultancy services
Powercrypto USA Inc.	100% by Powerbridge	April 5, 2022	USA	Management consultancy services
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”)	100% by Powerbridge HK	October 30, 1997	the PRC	software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”)	100% by Powerbridge HK	August 17, 2021	the PRC	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”)	100% by Powerbridge HK	January 21, 2022	the PRC	software application and technology services
Powerstream Capital Co., Ltd. (“Powerstream Capital”)	100% by Powerbridge HK	August 11, 2022	the PRC	Investment,software application and technology services
Shenzhen Hongding Interconnect Technology Co., Ltd.	100% by Hongding	October 21, 2020	the PRC	software application and technology services
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”)	100% by Hongding	July 28, 2020	the PRC	software application and technology services
Wuhan Honggang Technology Co., Ltd (“Honggang”)	60% by Powerbridge Zhuhai	June 21, 2019	the PRC	software application and technology services
Chongqing Powerbridge Zhixin Technology Co., Ltd (“Zhixin”) (2)	45% by Powerbridge Zhuhai	September 2, 2019	the PRC	software application and technology services
Hongxi Data Technology Co., Ltd.	70% by Powerbridge Zhuhai	February 8, 2021	Macau	software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”)	60% by Powerbridge Zhuhai	July 21, 2021	the PRC	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) (2)	51% by Powerbridge Zhuhai	April 25, 2021	the PRC	software application and technology services
Metafusion Digital Co., Ltd (“Metafusion”)	66% by Powermeta Digital	February 15, 2022	the PRC	software application and technology services

(1)	On November 29, 2022, Powerbridge Technologies Co., Ltd changed the name to Powerbridge Holding Limited.

(2)	Certain third-party shareholders of Zhixin signed consents with the Company for the year ended December 31, 2022, which stated that the Company has the power and control to direct the activities that most significantly impact Zhixin and they unconditionally vote by consensus with the Company in all the board decisions. As such, the Company consolidates the financial results of Zhixin based on the voting power.